Lease Commitments, Rent Expense, and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases, excluding leases on a month-to-month basis and the amortization of the lease intangibles recorded as a result of the Fortress Acquisition
Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases, excluding leases on a month-to-month basis, were as follows:

(dollars in millions)	Lease Commitments

2018	$52
2019	40
2020	30
2021	20
2022	11
2023+	14
Total	$167

Schedule of Finance Receivables Activity in Reserve for Sales Recourse Obligations
The activity in our reserve for sales recourse obligations was as follows:

(dollars in millions)
At or for the Years Ended December 31,	2017	2016	2015

Balance at beginning of period	$13	$15	$24
Recourse losses	(1)	—	(2)
Provision for recourse obligations, net of recoveries *	(4)	(2)	(7)
Balance at end of period	$8	$13	$15

*	Reflects the elimination of the reserve associated with other prior sales of finance receivables.